Condensed Statement of Changes in Stockholders Deficit - USD ($)	Preferred Stock Series A	Common Stock Class A	Common Stock Class B	Common Stock Class A Shares to be Issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	2	635,241,994	0	1,122,311
Beginning Balance, Amount at Dec. 31, 2013	$ 5,217,800	$ 7,810,920	$ 0	$ 22,000	$ 2,053,236	$ (16,305,358)	$ (1,201,402)
Stock issued for cash, Shares		27,051,006
Stock issued for cash, Amount		$ 1,150,000					1,150,000
Shares issued for services, Shares		1,800,000
Shares issued for services, Amount		$ 111,600					111,600
Exercise of warrants in exchange for stock, Shares		9,821,429
Exercise of warrants in exchange for stock, Amount		$ 736,816			(736,816)
Grant warrants for services to related party					574,642		574,642
Settlement of accounts payable with stock issuance, Shares		60,000
Settlement of accounts payable with stock issuance, Amount		$ 3,509					3,509
Gain on the sale of the fixed asset to a related party					8,956		8,956
Net Loss						(1,872,987)	(1,872,987)
Ending Balance, Shares at Dec. 31, 2014	2	673,974,429	0	1,122,311
Ending Balance, Amount at Dec. 31, 2014	$ 5,217,800	$ 9,812,845	$ 0	$ 22,000	1,900,018	(18,178,345)	(1,225,682)
Stock issued for cash, Shares		29,974,115
Stock issued for cash, Amount		$ 750,000					750,000
Exercise of warrants in exchange for stock, Shares		4,095,841
Exercise of warrants in exchange for stock, Amount		$ 238,342			(238,342)
Warrants issued for services - related party					121,448		121,448
Grant warrants for services to conultants					590,335		590,335
Settlement of accounts payable with stock issuance, Shares		24,000
Settlement of accounts payable with stock issuance, Amount		$ 755					755
Gain on the sale of the fixed asset to a related party							0
Net Loss						(2,133,793)	(2,133,793)
Ending Balance, Shares at Dec. 31, 2015	2	708,068,385	0	1,122,311
Ending Balance, Amount at Dec. 31, 2015	$ 5,217,800	$ 10,801,942	$ 0	$ 22,000	2,373,458	(20,312,136)	(1,896,936)
Stock issued for cash, Shares		11,041,886
Stock issued for cash, Amount		$ 200,000					200,000
Grant warrants for services to related party					50,644		50,644
Warrants issued for services - related party					20,829		20,829
Gain on the sale of the fixed asset to a related party							0
Net Loss						(508,980)	(508,980)
Ending Balance, Shares at Mar. 31, 2016	2	719,110,271	0	1,122,311
Ending Balance, Amount at Mar. 31, 2016	$ 5,217,800	$ 11,001,942	$ 0	$ 22,000	$ 2,444,931	$ (20,821,116)	$ (2,134,443)